EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Disclosure of change in equity investments
The following table presents the change in the balance of equity accounted investments for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$251	$70
Acquisitions through business combinations	—	184
Share of net income (loss)	—	13
Distributions received	(9)	(16)
Foreign currency translation	7	—
Balance at end of period	$249	$251